Summary of Significant Accounting Policies - Schedule of Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Information by Segment [Abstract]
Revenues	$ 311,789	$ 263,434
Cost of revenues	(284,993)	(239,364)
Gross profit	26,796	24,070
Employee compensation and benefits expenses	(12,503)	(11,264)
Other operating expenses	(5,259)	(5,014)
Income from operations	9,034	7,792
Other income (expense)	(1,096)	(1,024)
Income before income taxes	7,938	6,768
Provision for income taxes	(1,381)	(787)
Net income	$ 6,557	$ 5,981